SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On July 13, 2026, the board of directors of the Company approved and authorized the Company’s 2026 Share Incentive Plan (the “2026 Plan”). Under the 2026 Plan, the maximum aggregate number of ordinary shares of the Company that may be issued initially shall be 11,960,000 shares. The maximum aggregate number of shares authorized for issuance under the 2026 Plan will be subject to an annual increase on January 1 of each calendar year beginning in 2027, in an amount equal to the lesser of (i) 3% of the Company’s outstanding shares as of the immediately preceding December 31 and (ii) such smaller number as determined by the Board. The 2026 Plan became effective on July 13, 2026 and will continue in effect for a term of ten years.